Note 14 - Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Remainder of 2016	$9,474,143
2017	8,829,245
2018	4,389,155
2019	2,721,992
2020	623,067
Thereafter	95,371
$26,132,973

Years Ending December 31,
2016	$19,885,917
2017	15,252,943
2018	8,286,819
2019	3,199,264
2020	741,907
Thereafter	368,486
$47,735,336

Schedule of Rent Expense [Table Text Block]
	Three Months Ended March 31 ,
	201 6	201 5
Points of Presence	$2,075,658	$2,085,698
Street level rooftops	1,900,791	3,461,498
Corporate offices	149,147	92,193
Other	121,489	88,336
	$4,247,085	$5,727,725

	Year Ended December 31 ,
	2015	2014	2013
Points of Presence	$8,180,389	$7,746,573	$7,128,778
Street level rooftops	16,707,445	13,183,209	11,067,316
Corporate offices	382,234	336,437	518,245
Other	414,618	362,281	437,718
	$25,684,686	$21,628,500	$19,152,057

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Remainder of 2016	$837,468
2017	837,811
2018	143,796
$1,819,075
Less: interest expense	137,297
Total capital lease obligations	$1,681,778
Current	$1,003,951
Long-term	$677,827

Years Ending December 31,
2016	1,110,428
2017	837,811
2018	143,796
$2,092,035
Less: Interest expense	166,519
Total capital lease obligations	$1,925,516
Current	$992,690
Long-Term	$932,826